Tax expense (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of major components of tax expense [Abstract]
Disclosure Of Major Components Of Tax Expense (Income) [Table Text Block]	Tax (benefit)/expense was as follows:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	(€ million)
Current tax (benefit)/expense	€(49)	€173	€10	€319
Deferred tax (benefit)/expense	(79)	134	649	188
Tax (benefit)/expense relating to prior periods	(7)	10	31	22
Total Tax (benefit)/expense	€(135)	€317	€690	€529